INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Attributable to non-controlling interests
Revenue	$ 9,483	$ 7,365	$ 7,100
Subsidiaries with material non-controlling interests
Attributable to non-controlling interests
Revenue	6,157	5,568	5,289
Net income (loss)	346	976	1,323
Total compre-hensive income	763	1,017	1,317
Distributions	1,593	370	1,153
Attributable to owners of the partnership
Net income (loss)	(1,120)	(361)	583
Total compre-hensive income	(493)	(142)	703
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Attributable to non-controlling interests
Revenue	353	406	444
Net income (loss)	86	36	(7)
Total compre-hensive income	89	59	(11)
Distributions	49	113	389
Attributable to owners of the partnership
Net income (loss)	(275)	(20)	(122)
Total compre-hensive income	(237)	156	(48)
Subsidiaries with material non-controlling interests | BPO
Attributable to non-controlling interests
Revenue	1,989	2,105	2,151
Net income (loss)	(21)	124	264
Total compre-hensive income	(22)	106	257
Distributions	11	24	79
Attributable to owners of the partnership
Net income (loss)	(1,162)	(759)	494
Total compre-hensive income	(1,099)	(802)	482
Subsidiaries with material non-controlling interests | U.K Student Housing
Attributable to non-controlling interests
Revenue	0	1,557	160
Net income (loss)	4	(2)	204
Total compre-hensive income	3	2	191
Distributions	876	4	0
Attributable to owners of the partnership
Net income (loss)	1	165	69
Total compre-hensive income	0	203	51
Subsidiaries with material non-controlling interests | US Retail
Attributable to non-controlling interests
Revenue	1,559	287	1,511
Net income (loss)	7	254	(22)
Total compre-hensive income	4	254	(22)
Distributions	6	13	10
Attributable to owners of the partnership
Net income (loss)	234	81	(126)
Total compre-hensive income	205	81	(101)
Subsidiaries with material non-controlling interests | US Manufactured Housing
Attributable to non-controlling interests
Revenue	296	228	266
Net income (loss)	84	28	572
Total compre-hensive income	84	0	572
Distributions	41	0	675
Attributable to owners of the partnership
Net income (loss)	30	8	183
Total compre-hensive income	30	(28)	183
Subsidiaries with material non-controlling interests | Korea Mixed Use
Attributable to non-controlling interests
Revenue	248	191	211
Net income (loss)	139	492	364
Total compre-hensive income	121	482	304
Distributions	0	65	0
Attributable to owners of the partnership
Net income (loss)	40	148	105
Total compre-hensive income	17	134	28
Subsidiaries with material non-controlling interests | UK Short Stay
Attributable to non-controlling interests
Revenue	863	794	546
Net income (loss)	53	44	(52)
Total compre-hensive income	203	114	26
Distributions	599	151	0
Attributable to owners of the partnership
Net income (loss)	20	16	(20)
Total compre-hensive income	227	$ 114	$ 108
Subsidiaries with material non-controlling interests | U.S. Hospitality
Attributable to non-controlling interests
Revenue	799
Net income (loss)	(159)
Total compre-hensive income	128
Distributions	0
Attributable to owners of the partnership
Net income (loss)	(49)
Total compre-hensive income	323
Subsidiaries with material non-controlling interests | U.S. Logistics
Attributable to non-controlling interests
Revenue	50
Net income (loss)	153
Total compre-hensive income	153
Distributions	11
Attributable to owners of the partnership
Net income (loss)	41
Total compre-hensive income	$ 41